UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21962

Epiphany Funds

(Exact name of registrant as specified in charter)

106 Decker Court, Suite 225, Irving, TX 75062

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 320-2185

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Epiphany FFV Fund Class A shares: EPVAX Class C shares: EPVCX Class N shares: EPVNX	Epiphany FFV Strategic Income Fund Class A shares: EPIAX Class C shares: EPICX Class N shares: EPINX	Epiphany FFV Latin America Fund Class A Shares: ELAAX Class N shares: ELANX

SEMI-ANNUAL REPORT

April 30, 2015

(Unaudited)

1-800-320-2185

www.epiphanyfunds.com

EPIPHANY FFV FUND

PORTFOLIO ILLUSTRATION

April 30, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Limited Partnerships
2.35%
Health Care
13.05%
Consumer
Discretionary
11.99%
Communications
3.70%
Utilities
5.62%
Energy
9.66%
Consumer Staples
8.02%
Materials
4.87%
Industrials
11.24%
Technology
13.55%
Financials
14.36%
Cash Equivalents
1.59%

Sectors are based on Bloomberg® classifications.

EPIPHANY FFV STRATEGIC INCOME FUND

PORTFOLIO ILLUSTRATION

April 30, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the type of investment and/or industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Consumer Staples 0.70%
Technology 0.61%
Financials 0.50%
Consumer Discretionary 1.34%
Energy 0.33%
Health Care 0.47%
Industrials 0.70%
Materials 0.52%
Utilities 1.03%
Closed End Funds 2.32%
Communications 0.15%
Open End Funds 1.44%
Limited Partnerships 0.77%
Corporate Bonds 17.61%
Real Estate Investment Trusts 1.09%
Exchange Traded Funds 3.86%
Municipal Bonds 8.30%
Cash Equivalents 1.75%
Preferred Stocks 16.38%
U.S. Government Agencies & Obligations 40.13%

Sectors are based on Bloomberg® classifications.

EPIPHANY FFV LATIN AMERICA FUND

PORTFOLIO ILLUSTRATION

April 30, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the type of investment and/or industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Exchange Traded Funds
3.07%
Cash Equivalents
1.75%
Real Estate Investment Trusts
3.78%
Industrials
7.98%
Consumer Discretionary
7.27%
Energy
4.69%
Utilities
9.11%
Financials
15.71%
Communications
7.00%
Consumer Staples
18.32%
Materials
21.32%

Sectors are based on Bloomberg ® classifications.

Epiphany FFV Fund
Schedule of Investments
April 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 95.90%

Air Courier Services - 1.01%
1,904	FedEx Corp.	$ 322,861

Air Transportation, Scheduled - 1.02%
7,302	Delta Air Lines, Inc.	325,961

Aircraft Engines & Engine Parts - 0.95%
2,660	United Technologies Corp.	302,575

Beverages - 1.00%
7,841	Coca-Cola Enterprises	318,031

Computer & Office Equipment - 1.82%
17,616	Hewlett Packard Co.	580,800

Computer Storage Devices - 3.85%
10,853	Seagate Technology Plc. (Ireland)	637,288
6,056	Western Digital Corp.	591,913
		1,229,201
Converted Paper & Paperboard Products (No Containers/Boxes) - 1.01%
2,957	Kimberly Clark Corp.	324,353

Crude Petroleum & Natural Gas - 5.99%
4,133	Anadarko Petroleum Corp.	388,915
5,609	Devon Energy Corp.	382,590
3,927	EOG Resources, Inc.	388,577
12,648	Marathon Oil Corp.	393,353
4,524	Occidental Petroleum Corp.	362,372
		1,915,807
Electric & Other Services Combined - 4.23%
13,601	Exelon Corp.	462,706
8,314	PG&E Corp.	439,977
10,785	Public Service Enterprise Group, Inc.	448,009
		1,350,692
Electric Services - 1.38%
7,775	American Electric Power Co., Inc.	442,164

Electronic & Other Electrical Equipment (No Computer Equipment) - 1.06%
5,781	Emerson Electric Co.	340,096

Farm Machinery & Equipment - 1.09%
3,831	Deere & Co.	346,782

Fats & Oils - 1.04%
6,800	Archer Daniels Midland Co.	332,384

Fire, Marine & Casualty Insurance - 2.23%
7,049	The Travelers Co., Inc.	712,724

Food & Kindred Products - 1.96%
7,299	Campbell Soup Co.	326,338
3,133	Mead Johnson Nutrition Co.	300,517
		626,855
General Industrial Machinery & Equipment - 0.98%
3,359	Illinois Tool Works, Inc.	314,335

Household Audio & Video Equipment - 2.02%
4,962	Harman International Industries, Inc.	646,946

Industrial Instruments for Measurement, Display & Control - 1.01%
3,936	Danaher Corp.	322,280

Life Insurance - 5.01%
95,425	Genworth Financial, Inc. Class A *	838,786
14,852	MetLife, Inc.	761,759
		1,600,545
Men's & Boy's Furnishings, Work Clothing & Allied Garments - 1.03%
4,563	V.F. Corp.	330,498

Metalworking Machinery & Equipment - 1.03%
4,926	Lincoln Electric Holdings, Inc.	329,352

Miscellaneous Electrical Machinery, Equipment & Supplies - 1.04%
2,422	Energizer Holdings, Inc.	330,894

Miscellaneous Fabricated Metal Products - 0.99%
2,649	Parker-Hannifin Corp.	316,185

Motor Vehicles & Passenger Car Bodies - 2.09%
20,035	Ford Motor Co.	316,553
5,392	PACCAR, Inc.	352,367
		668,920
National Commercial Banks - 7.10%
54,264	KeyCorp.	784,115
8,258	PNC Financial Services Group, Inc.	757,506
16,969	U.S. Bancorp.	727,461
		2,269,082
Newspapers: Publishing or Publishing & Printing - 0.98%
19,895	News Corp. Class A *	313,943

Oil & Gas Field Services, NEC - 2.53%
8,352	Halliburton Co.	408,830
4,220	Schlumberger Ltd. (France)	399,254
		808,084
Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.35%
1,945	PPG Industries, Inc.	430,934

Paper Mills - 1.01%
6,002	International Paper Co.	322,428

Petroleum Refining - 1.12%
5,267	ConocoPhillips	357,735

Pharmaceutical Preparations - 5.98%
16,254	AbbVie, Inc.	1,050,984
7,951	Celgene Corp. *	859,185
		1,910,169
Plastic Material, Synth Resin/Rubber, Cellulos (No Glass) - 1.07%
7,534	Sealed Air Corp.	343,550

Plastics Products, NEC - 0.99%
8,282	Newell Rubbermaid, Inc.	315,793

Public Bldg. & Related Furniture - 1.03%
6,533	Johnson Controls, Inc.	329,133

Radiotelephone Communications - 1.56%
14,646	T-Mobile US, Inc. *	498,550

Retail-Auto & Home Supply Stores - 0.98%
2,193	Advanced Auto Parts, Inc.	313,599

Retail-Drug Stores & Proprietary Stores - 3.07%
11,353	Express Scripts Holding Co. *	980,899

Retail-Family Clothing Stores - 1.02%
5,038	TJX Co., Inc.	325,153

Retail-Grocery Stores - 0.97%
4,513	Kroger Co.	310,991

Retail-Lumber & Other Building Materials Dealers - 0.96%
4,439	Lowe's Companies, Inc.	305,670

Retail-Variety Stores - 0.99%
2,218	Costco Wholesale Corp.	317,285

Semiconductors & Related Devices - 5.86%
21,425	Micron Technology, Inc. *	602,685
55,970	ON Semiconductor Corp. *	644,774
11,545	Texas Instruments, Inc.	625,855
		1,873,314
Services-Amusement & Recreation Services - 1.00%
12,729	Live Nation Entertainment, Inc. *	318,989

Services-Business Services, NEC - 1.15%
1,233	Alliance Data Systems Corp. *	366,583

Services-Computer Integrated Systems Design - 2.01%
26,803	Mentor Graphics Corp.	641,396

Services-Personal Services - 0.93%
9,873	H&R Block, Inc.	298,560

Ship & Boat Building & Repairing - 1.04%
2,427	General Dynamics Corp.	333,276

Surgical & Medical Instruments & Apparatus - 2.97%
10,299	Stryker Corp.	949,980

Wholesale-Chemicals & Allied Products - 1.43%
3,606	Ashland, Inc.	455,654

Wholesale-Electronic Parts & Equipment, Nec - 1.96%
9,428	TE Connectivity Ltd. (Switzerland)	627,433

TOTAL FOR COMMON STOCKS (Cost $28,065,204) - 95.90%		30,649,424

LIMITED PARTNERSHIPS - 2.35%

Oil, Gas & Coal - 2.35%
4,370	Magellan Midstream Partners L.P.	364,895
7,796	Williams Partners L.P.	385,122
		750,017

TOTAL FOR LIMITED PARTNERSHIPS (Cost $766,688) - 2.35%		750,017

SHORT TERM INVESTMENTS - 1.59%
508,530	Fidelity Money Market Portfolio Institutional Class 0.12% **	508,530

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $508,530) - 1.59%		508,530

TOTAL INVESTMENTS (Cost $29,340,422) - 99.84%		31,907,971

OTHER ASSETS LESS LIABILITIES - 0.16%		52,464

NET ASSETS - 100.00%		$ 31,960,435

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the coupon at April 30, 2015.
The accompanying notes are an integral part of these financial statements.

Epiphany FFV Strategic Income Fund
Schedule of Investments
April 30, 2015 (Unaudited)

Shares/Principal		Value

COMMON STOCKS - 6.33%

Aircraft Engines & Engine Parts - 0.18%
327	United Technologies Corp.	$ 37,196

Auto Controls for Regulating Residential & Commercial Environments & Appliances - 0.18%
562	Ingersoll-Rand PLC. (Ireland)	37,002

Banks - 0.20%
445	The PNC Financial Services Group, Inc.	40,820

Beverages - 0.17%
459	Dr. Pepper Snapple Group, Inc.	34,232

Computer Storage Devices - 0.23%
837	NetApp, Inc.	30,341
258	SanDisk Corp.	17,271
		47,612
Crude Petroleum & Natural Gas - 0.13%
1,590	Vanguard Natural Resources, LLC	26,235

Electric & Other Services Combined - 0.20%
145	Exelon Corp.	4,933
725	Wisconsin Energy Corp.	35,612
		40,545
Electric Services - 0.32%
341	NextEra Energy, Inc.	34,417
514	Pinnacle West Capital Corp.	31,457
		65,874
Electromedical & Electrotherapeutic Apparatus - 0.15%
406	Medtronic, Inc. (Ireland)	30,227

Hospital & Medical Service Plans - 0.20%
384	Aetna, Inc.	41,038

Hotels & Motels - 0.15%
370	Wyndham Worldwide Corp.	31,598

Household Appliances - 0.12%
145	Whirlpool Corp.	25,462

Life Insurance - 0.10%
404	MetLife, Inc.	20,721

Malt Beverages - 0.15%
414	Molson Coors Brewing Co. Class B	30,433

Mens & Boys Furnishings Work Clothing & Allied Garments - 0.18%
511	V.F. Corp.	37,012

Motor Vehicle Parts & Accessories - 0.19%
346	Lear Corp.	38,416

Natural Gas Distribution - 0.34%
654	Atmos Energy Corp.	35,316
635	WGL Holdings, Inc.	34,931
		70,247

Oil & Gas Field Services, NEC - 0.19%
800	Halliburton Co.	39,160

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.12%
218	Zimmer Holdings, Inc.	23,945

Plastic Material, Synth Resin, Rubber, Cellulos (No Glass) - 0.36%
720	The Dow Chemical Co.	36,720
435	Eastman Chemical Co.	33,156
208	Rayonier Advanced Materials, Inc.	3,476
		73,352
Public Bldg. & Related Furniture - 0.15%
619	Johnson Controls, Inc.	31,185

Railroads, Line-Haul Operating - 0.17%
334	Union Pacific Corp.	35,481

Retail-Apparel & Accessory Stores - 0.22%
1,464	Hanesbrands, Inc.	45,501

Retail-Drug Stores & Proprietary Stores - 0.17%
363	CVS Health Corp.	36,042

Retail-Family Clothing Stores - 0.15%
471	TJX Companies, Inc.	30,398

Retail-Grocery Stores - 0.21%
611	The Kroger Co.	42,104

Search, Detection, Navagation, Guidance, Aeronautical Systems - 0.17%
328	Raytheon Co.	34,112

Semi-Conductors & Related Devices - 0.17%
804	Broadcom Corp. Class A	35,541

Services-Business Services - 0.21%
456	Accenture PLC. Class A (Ireland)	42,248

Services-Help Supply Services - 0.17%
400	Manpower Group, Inc.	34,132

State Commercial Banks - 0.20%
526	State Street Corp.	40,565

Surgical & Medical Instruments & Apparatus - 0.16%
206	3M Co.	32,216

Telephone Communications ( No Radio Telephone) - 0.15%
1,447	Consolidated Communications Holdings, Inc.	30,488

Water Supply - 0.17%
623	American Water Works Co.	33,966

TOTAL FOR COMMON STOCKS (Cost $1,085,797) - 6.33%		1,295,106

CLOSED-END MUTUAL FUNDS - 2.31%
7,481	BlackRock Floating Rate Income Strategies Fund	104,584
8,407	BlackRock Limited Duration Income Trust Fund	135,353
9,690	Calamos Strategic Total Return Fund	110,272
15,000	Putnam High Income Securities Fund	123,000

TOTAL FOR CLOSED-END MUTUAL FUNDS (Cost $459,958) - 2.31%		473,209

CORPORATE BONDS - 17.55%

Aerospace & Defense - 0.76%
150,000	L-3 Communications Corp. 3.95%, 11/15/2016	155,349

Automotive - 0.25%
50,000	Johnson Controls, Inc. 5.50%, 01/15/2016	51,660

Banking - 2.11%
65,000	Bb&t Corp. 4.90%, 06/30/2017	69,585
130,000	Fifth Third Bancorp 4.50%, 06/01/2018	140,018
50,000	Huntington National Bank 2.20%, 04/19/2019	50,032
100,000	HSBC USA, Inc. 2.625%, 09/24/2018	102,868
70,000	Regions Financial Corp. 5.75%, 06/15/2015	70,399
		432,902
Design, Manufacturing & Distribution - 0.52%
100,000	Jabil Circuit, Inc. 7.75%, 07/15/2016	107,125

Gaming, Lodging & Restaurants - 0.50%
100,000	Wyndham Worldwide Corp. 4.25%, 03/01/2022	103,207

Home & Office Products - 2.41%
283,000	Dr. Horton, Inc. 3.75%, 03/01/2019	286,538
200,000	Toll Brothers Finance Corp. 4.00%, 12/31/2018	206,000
		492,538
Institutional Financial Services - 0.98%
200,000	Morgan Stanley 1.2699%, 12/15/2015 **	199,872

Insurance - 1.64%
250,000	American International Group, Inc. 4.875%, 06/01/2022	281,773
50,000	Hartford Financial Services Group, Inc. 5.50%, 10/15/2016	53,086
		334,859
Metals & Mining - 0.73%
150,000	Freeport McMoran Copper & Gold, Inc. 2.375%, 03/15/2018	149,591

Oil, Gas & Coal - 5.56%
200,000	Apache Corp. Sr Nt 3.625%, 02/01/2021	210,938
150,000	Buckeye Partners, L.P. 5.50%, 08/15/2019	163,478
100,000	Buckeye Partners, L.P. 2.65%, 11/15/2018	99,887
150,000	ConocoPhillips 5.75%, 02/01/2019	171,809
100,000	Devon Energy Corp. 6.30%, 01/15/2019	114,572
200,000	ONEOK Partners L.P. 3.25%, 2/01/2016	202,536
175,000	Transocean Inc. 6.00%, 03/15/2018 (Cayman Islands)	174,562
		1,137,782
Specialty Finance - 1.01%
200,000	Western Union Co. 3.35%, 05/22/2019	206,561

Telecom - 1.08%
200,000	Frontier Communications Corp. 8.50%, 04/15/2020	221,500

TOTAL FOR CORPORATE BONDS (Cost $3,554,507) - 17.55%		3,592,946

EXCHANGE TRADED FUNDS - 3.85%
10,141	iShares S&P U.S. Preferred Stock Index Fund	405,032
12,895	ProShares Short 7-10 Year Treasury *	383,626

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $800,315) - 3.85%		788,658

LIMITED PARTNERSHIPS - 0.77%

Oil, Gas & Coal - 0.77%
625	Alliance Holdings GP L.P.	31,062
526	Energy Transfer Partners L.P.	30,392
858	Enterprise Products Partners L.P.	29,387
787	Global Partners L.P.	31,590
425	Magellan Midstream Partners L.P.	35,487
		157,918

TOTAL FOR LIMITED PARTNERSHIPS (Cost $123,476) - 0.77%		157,918

MUNICIPAL BONDS - 8.27%
34,684	Colorado Housing & Finance Authority 5.22%, 05/01/2036	34,684
70,000	Delaware State Housing Authority 2.75%, 12/01/2041	66,996
180,000	Florida Home Loan Corp. 5.05%, 07/01/2026	183,008
250,000	Kentucky State Housing Corp. 3.168%, 01/01/2020	261,190
100,000	King County Washington School District #411 Issaquah 1.293%, 12/01/2018	100,429
25,000	Maryland State Community Dev. Admin. Dept. 5.75%, 09/01/2039	26,136
70,000	Maryland State Community Dev. Admin. Dept. 6.50%, 03/01/2043	74,037
150,000	Massachusetts Housing Finance Agency 3.279%, 12/01/2020	155,907
5,000	Missouri State Housing Dev, Single Family 6.25%, 09/01/2032	5,021
45,000	Missouri State Housing Dev. Single Family 5.83%, 09/01/2017	45,913
10,000	New Hampshire State Housing & Finance 5.533%, 07/01/2037	10,143
10,000	New Mexico Mortgage Finance Authority 6.35%, 01/01/2028	10,410
65,000	North Carolina State Housing 4.00%, 01/01/ 2034	66,423
160,000	North Carolina State Housing 4.65%, 07/01/2021	163,686
200,000	Pennsylvania State High Education Facililities Authority 4.00%, 06/15/2023	213,556
250,000	Port Camas Washougal Washinton 2.00%, 12/01/2019	250,980
25,000	Vancouver Washington Housing Authority 3.574%, 03/01/2016	25,226

TOTAL FOR MUNICIPAL BONDS (Cost $1,684,849) - 8.27%		1,693,745

OPEN-END MUTUAL FUNDS - 1.44%
26,087	AQR Managed Futures Strategy Fund	294,261

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $300,000) - 1.44%		294,261

PREFERRED SECURITIES - 16.33%

Asset Management - 1.96%
6,000	Ladenburg Thalmann Financial Services Series A PFD 8.00%, 12/31/2049	148,740
4,000	Prospect Capital Corp. PFD 6.95%, 11/15/2022	99,920
6,000	Triangle Capital Corp. PFD 7.00%, 03/15/2019	152,699
		401,359
Banking - 1.65%
4,000	HSBC Holdings Plc. PFD 8.125%, 12/31/2049 (United Kingdom)	105,400
60,000	PNC Financial Services Group, Inc. PFD 6.75%, 12/31/2049 **	67,440
6,000	TCF Financial Co. PFD 7.50%, 12/31/2049	165,240
		338,080
Insurance - 4.41%
4,000	Aegon N.V. PFD 6.500%, 12/31/2049 (Netherlands)	103,120
4,000	American Financial Group, Inc. PFD 7.00%, 09/30/2050	103,040
4,000	Amtrust Financial Services, Inc. Series A PFD 6.75%, 12/31/2049	99,720
4,000	Aviva PLC PFD 8.25%, 12/01/2041 (United Kingdom)	110,560
5,000	Endurance Specialty Holdings Series B PFD 7.50%, 12/31/2049 (Bermuda)	132,200
5,500	Maiden Holdings North America Ltd. PFD 8.25%, 6/15/2049	145,585
4,000	PartnerRe Ltd. Series E 7.25%, 12/31/2049 (Bermuda)	106,000
4,000	Principal Financial Group, Inc. PFD 6.518%, 12/31/2049	101,680
		901,905
Real Estate - 5.48%
4,400	Ashford Hospitality Trust Series A PFD 8.55%, 12/31/2049	112,728
3,795	Ashford Hospitality Trust Series E PFD 9.00%, 12/31/2049	100,530
5,000	Corporate Office Properties Trust Series L PFD 7.375%, 12/31/2049	133,800
6,000	DuPont Fabros Tech Inc. Series A PFD 7.875%, 12/31/2049	154,560
7,000	First Potomac Realty Trust Series A PFD 7.75%, 12/31/2049	184,590
4,000	Hospitality Properties Trust Series D PFD 7.125%, 12/31/2049	103,240
4,000	Lasalle Hotel Properties PFD 7.50%, 12/31/2049	104,160
2,000	Post Properties, Inc. Series A PFD 8.50%, 12/31/2049	127,998
3,979	Weingarten Realty Investors Series F PFD 6.25%, 12/31/2049	100,390
		1,121,996
Specialty Finance - 2.33%
6,500	Allied Capital Corp. PFD 6.875%, 04/15/2047	165,100
3,907	American Capital Agency Corp. PFD 8.00%, 12/31/2049	101,858
4,132	Annaly Capital Management, Inc. Series C PFD 7.625%, 12/31/2049	104,994
4,000	Aspen Insurance Holdings Ltd. PFD 7.401%, 12/31/2049 ** (Bermuda)	105,000
		476,952
Wireless Telecommunication Services - 0.50%
3,900	Qwest Corp. PFD 7.00%, 04/01/2052	102,336

TOTAL FOR PREFERRED SECURITIES (Cost $3,288,587) - 16.33%		3,342,628

REAL ESTATE INVESTMENT TRUSTS - 1.08%
384	Equity Residential	28,362
822	HCP, Inc.	33,118
477	Health Care REIT, Inc.	34,354
426	Home Properties, Inc.	31,337
923	National Retail Properties, Inc.	35,443
866	Omega Healthcare Investors, Inc.	31,254
843	Weingarten Realty Investors	27,617

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $189,176) - 1.08%		221,485

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 40.01%
250,000	Federal Farm Credit Banks 1.93%, 12/02/2019	251,716
400,000	Federal Farm Credit Banks 2.00%, 12/16/2019	402,171
325,000	Federal Farm Credit Banks 2.58%, 12/09/2021	326,874
250,000	Federal Farm Credit Banks 2.37%, 01/28/2022	248,753
350,000	Federal Farm Credit Banks 3.00%, 12/01/2023	352,053
350,000	Federal Farm Credit Banks 3.30%, 06/26/2024	351,060
350,000	Federal Farm Credit Banks 3.30%, 02/10/2027	345,283
150,000	Federal Home Loan Mortgage Credit 0.75%, 06/18/2018 **	150,096
200,000	Federal Home Loan Mortgage Credit 0.875%, 03/07/2018	199,603
150,000	Federal Home Loan Mortgage Credit 2.375%, 01/13/2022	153,273
177,238	Federal Home Loan Mortgage Credit Class AC CMO 2.250%, 02/15/2028	180,404
3,927	Federal Home Loan Mortgage Credit Pool #1B4069 4.388%, 05/01/2038 ***	4,128
30,741	Federal Home Loan Mortgage Credit Pool #407172 2.220%, 09/01/2022 ***	30,940
8,292	Federal Home Loan Mortgage Credit Pool #755028 2.415%, 11/01/2018 ***	8,375
5,408	Federal Home Loan Mortgage Credit Pool #845590 2.265%, 01/01/2024 ***	5,444
13,878	Federal Home Loan Mortgage Credit Pool #845965 2.470%, 01/01/2024 ***	14,253
200,000	Federal Home Loans Banks 1.000%, 05/25/2018 **	200,099
400,000	Federal Home Loans Banks 1.000%, 01/30/2018	398,812
155,000	Federal Home Loans Banks 1.250%, 12/27/2019 **	154,474
250,000	Federal Home Loans Banks 1.000%, 02/27/2023 **	249,488
350,000	Federal Home Loans Banks 2.190%, 01/13/2022	347,064
400,000	Federal Home Loans Mortgage Corp. 0.500%, 05/13/2016	400,459
350,000	Federal National Mortgage Association 2.230%, 12/06/2022	343,880
325,000	Federal National Mortgage Association 3.000%, 03/20/2028 **	326,244
150,000	Federal National Mortgage Association 5.375%, 06/12/2017	164,502
33,817	Federal National Mortgage Association Pool #279880 1.455%, 04/01/2024***	33,902
65,034	Federal National Mortgage Association Pool #462285 2.265%, 06/01/2036***	67,257
21,003	Federal National Mortgage Association Pool #551037 2.934%, 11/01/2020***	21,453
52,655	Federal National Mortgage Association Pool #745776 2.419%, 07/01/2036***	56,444
14,215	Federal National Mortgage Association Pool #791573 2.295%, 08/01/2034***	15,007
55,804	Federal National Mortgage Association Pool #883017 2.424%, 06/01/2036***	59,589
71,953	Federal National Mortgage Association Pool #888386 2.380%, 03/01/2038***	76,823
6,946	Federal National Mortgage Association Pool #995350 2.624%, 09/01/2038***	7,486
346,309	FHR 4447 PA Mortgage 3.000%, 12/15/2044	362,074
154,693	FNA 2013-M9 Class Asq2 CMO 1.8248%, 06/25/2018	156,741
147,282	FNR 2013-124 Class BD CMO 2.500%, 12/25/2028	151,160
165,536	FNR 2013-41 Class Ae CMO 2.000%, 07/25/2037	166,991
15,863	Government National Mortgage Association Pool #008062 1.625%, 10/20/2022 ***	16,260
53,103	Government National Mortgage Association Pool #008120 1.625%, 01/20/2023 ***	54,912
8,893	Government National Mortgage Association Pool #008228 1.625%, 07/20/2023 ***	9,220
8,986	Government National Mortgage Association Pool #008259 1.625%, 08/20/2023 ***	9,317
32,081	Government National Mortgage Association Pool #008350 1.625%, 01/20/2024 ***	33,371
6,288	Government National Mortgage Association Pool #008375 1.625%, 02/20/2024 ***	6,540
7,044	Government National Mortgage Association Pool #008395 1.625%, 03/20/2024 ***	7,320
3,237	Government National Mortgage Association Pool #008410 1.625%, 04/20/2024 ***	3,358
7,226	Government National Mortgage Association Pool #008421 1.625%, 05/20/2024 ***	7,496
5,845	Government National Mortgage Association Pool #008502 1.625%, 09/20/2024 ***	6,061
9,819	Government National Mortgage Association Pool #008503 1.625%, 09/20/2024 ***	10,183
7,572	Government National Mortgage Association Pool #008565 2.000%, 12/20/2024 ***	7,855
11,549	Government National Mortgage Association Pool #008567 2.500%, 12/20/2024 ***	11,953
27,767	Government National Mortgage Association Pool #008595 2.000%, 02/20/2025 ***	28,673
6,961	Government National Mortgage Association Pool #008660 1.625%, 07/20/2025 ***	7,237
22,379	Government National Mortgage Association Pool #080450 1.625%, 09/20/2030 ***	23,382
51,506	Government National Mortgage Association Pool #080524 1.625%, 07/20/2031 ***	53,296
60,263	Government National Mortgage Association Pool #080569 1.625%, 01/20/2032 ***	62,685
6,884	Government National Mortgage Association Pool #080659 1.625%, 12/20/2032 ***	7,144
86,812	Government National Mortgage Association Pool #081113 1.625%, 10/20/2034 ***	90,105
39,088	Government National Mortgage Association Pool #081727 2.500%, 7/20/2036 ***	40,612
75,046	Government National Mortgage Association Pool #082903 2.500%, 08/20/2041	77,892
572	Government National Mortgage Association Pool #314616 8.500%, 04/15/2022	575
1,732	Government National Mortgage Association Pool #335228 7.500%, 12/15/2023	1,903
623	Government National Mortgage Association Pool #343498 8.000%, 02/15/2023	626
427	Government National Mortgage Association Pool #352081 7.000%, 09/15/2023	472
1,805	Government National Mortgage Association Pool #352837 6.500%, 01/15/2024	2,081
1,376	Government National Mortgage Association Pool #353946 7.000%, 02/15/2024	1,390
1,032	Government National Mortgage Association Pool #426033 6.500%, 04/15/2026	1,191
14,692	Government National Mortgage Association Pool #460203 7.000%, 04/15/2028	16,423
228,397	Government National Association Series 2012-047 Cl Va 3.500%, 07/23/2023	243,893
114,303	U.S. Small Business Admin Pool #508527 3.575%, 02/25/2018	116,805
171,812	United States Treasury Inflationary Index Bond 2.500%, 07/15/2016	180,484
150,000	United States Treasury Note Bond 2.375%, 07/31/2017	155,672
100,000	United States Treasury Note Bond 3.375%, 11/15/2019	108,781

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $8,156,865) - 40.01%		8,189,543

SHORT-TERM INVESTMENTS - 1.74%
355,758	Fidelity Money Market Portfolio Institutional Class 0.12% **	355,758

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $355,758) - 1.74%		355,758

TOTAL INVESTMENTS (Cost $19,999,288) - 99.68%		20,405,257

OTHER ASSETS LESS LIABILITIES - 0.32%		65,666

NET ASSETS - 100.00%		$20,470,923

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the coupon at April 30, 2015.
***Adjustable rate security; the coupon rate shown represents the coupon at April 30, 2015.
The accompanying notes are an integral part of these financial statements.

Epiphany FFV Latin America Fund
Schedule of Investments
April 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 91.17%

Air Transportation, Scheduled - 4.71%
60,000	Grupo Aeromexico SAB de CV (Mexico) *	$ 106,392
11,500	Latam Airlines Group S.A. ADR *	110,055
		216,447
Aircrafts - 1.70%
2,500	Embraer S.A. (Brazil)	77,950

Airports, Flying Fields & Airport Terminal Services - 4.06%
2,500	Grupo Aeroportuario del Centro Norte, SAB de CV ADR	99,850
600	Grupo Aeroportuario del Sureste, SAB de CV ADR *	86,742
		186,592
Basic & Diversified Chemicals - 4.02%
50,000	Alfa, SAB de CV (Mexico)	101,572
29,000	Mexichem SAB de CV (Mexico)	83,101
		184,673
Beverages - 1.93%
14,000	Ambev S.A. ADR	88,620

Bottled & Canned Soft Drinks & Carbonated Waters - 3.36%
800	Coca Cola Femsa S.A. de C.V. (Mexico)	63,920
1,000	Fomento Economico ADR *	90,490
		154,410
Cement, Hydraulic - 2.21%
10,575	Cemex, S.A.B. de C.V. (Mexico)	101,729

Chemical Manufacturing - 1.28%
7,100	Braskem S.A. ADR	58,930

Commercial Banks, NEC - 8.95%
1,220	Banco de Chile ADR	85,644
6,180	Banco Bradesco ADR	66,064
1,500	Bancolombia S.A. ADR	67,905
600	Creditcorp Ltd. (Peru)	91,530
17,500	Grupo Financiero Banorte S.A.B. de C.V. (Mexico)	99,838
		410,981
Crude Petroleum & Natural Gas - 0.94%
5,000	Petroleo Brasileiro S.A. ADR Class A *	43,400

Electric Services - 6.80%
11,311	Comp Energetica de Minas Gerai ADR	55,650
5,160	CPFL Energia S.A. ADR	67,180
1,800	Empresa Nacional de Electricid ADR	83,016
6,000	Enersis S.A. ADR	106,620
		312,466
Food Manufacturing - 5.36%
12,000	Gruma S.A.B. de C.V. (Mexico)	144,769
50,000	Grupo Lala SAB de C.V. (Mexico)	101,311
		246,080
Gold & Silver Ores - 1.95%
8,000	Compania de Minas Buenaventura Series B ADR	89,440

Heavy Construction Other Than Building Construction - Contractors - 2.20%
8,800	Promotora y Operadora de Infraestructura SAB de C.V. (Mexico) *	101,229

Industrial Inorganic Chemicals - 1.49%
4,000	Ecopetrol S.A. ADR *	68,480

Meat Packing Plants - 1.87%
4,000	BRF-Brasil Foods S.A. ADR	85,880

Metal Mining - 8.95%
18,000	Banregio Grupo Financiero (Mexico) *	103,277
35,000	Grupo Mexico SAB de CV (Mexico)	108,100
3,000	Southern Copper Corp.	97,740
13,300	Vale S.A. ADR	102,144
		411,261
Natural Gas Distribution - 3.28%
18,000	Ienova (Mexico) *	104,803
2,000	Ultrapar Holdings, Inc. (Brazil)	45,680
		150,483
Real Estate - 1.83%
45,000	Corporacion Inmobiliaria Vesta SAB de CV (Mexico)	84,255

Retail-Bakery Products - 1.99%
34,000	Grupo Bimbo SAB de CV (Mexico) *	91,353

Retail-Department Stores - 2.54%
10,600	El Puerto de Liverpool S.A. (Mexico) *	116,501

Retail-Grocery Stores - 1.39%
1,900	Brasileira de Distribuicao Class A ADR	63,726

State Commercial Banks - 2.64%
9,458	Itau Unibanco Holding S.A. ADR	121,252

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 1.71%
23,400	Gerdau S.A. ADR	78,624

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 3.39%
2,300	Tenaris S.A. ADR	70,725
4,000	Ternium S.A. ADR *	84,800
		155,525
Sugar & Confectionery Products - 1.25%
7,900	Cosan Ltd. Class A (Brazil) *	57,354

Telephone Communications (No Radio Telephone) - 5.01%
3,700	America Movil SAB de C.V. ADR	77,293
4,900	Telefonica Brasil S.A. ADR	80,458
4,600	Tim Participacoes S.A. ADR	72,312
		230,063
Television Broadcasting Stations - 1.98%
2,500	Grupo Televisa S.A. ADR *	91,025

Wholesale-Beer, Wine & Distilled Alcoholic Beverages - 2.38%
2,800	Vina Concha Y Toro S.A.VCO ADR	109,256

TOTAL FOR COMMON STOCKS (Cost $4,919,035) - 91.17%		4,187,985

EXCHANGE TRADED FUNDS - 3.06%
4,900	Global X InterBolsa FTSE Colombia	61,152
2,600	iShares MSCI All Peru Capped Index Fund	79,482

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $205,708) - 3.06%		140,634

REAL ESTATE INVESTMENT TRUSTS - 3.77%
33,000	Fibra Uno Admistracion S.A. (Mexico)	82,382
60,000	Macquarie Mexico Real Estate Management SA de CV (Mexico)	91,014

REAL ESTATE INVESTMENT TRUSTS (Cost $231,918) - 3.77%		173,396

SHORT TERM INVESTMENTS - 1.74%
80,128	Fidelity Money Market Portfolio Institutional Class 0.12% **	80,128

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $80,128) - 1.74%		80,128

TOTAL INVESTMENTS (Cost $5,436,789) - 99.74%		4,582,143

OTHER ASSETS LESS LIABILITIES - 0.26%		11,816

NET ASSETS - 100.00%		$ 4,593,959

Country Breakdown - as a % of Total Investments
3.95%	Brazil
36.78%	Mexico
2.00%	Peru
57.27%	United States ***

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the coupon at April 30, 2015.
*** Represents ADRs of securities of Latin American issuers and exchange traded funds that invest in Latin American issuers with the exception of the Fund's short-term investments.

ADR - American Depository Receipt. ADRs are issued in the United States by a U.S. bank representing a specified number of shares of a foreign security traded on a U.S. exchange.

The accompanying notes are an integral part of these financial statements.

Epiphany Funds
Statements of Assets and Liabilities
As of April 30, 2015 (Unaudited)

Assets:	Epiphany FFV Fund	Epiphany FFV Strategic Income Fund	Epiphany FFV Latin America Fund
Investments in Securities, at Value
(Cost $29,340,422; $19,999,288; & $5,436,789, respectively)	$ 31,907,971	$ 20,405,257	$ 4,582,143
Cash	1,158	6,036	-
Receivables:
Dividends and Interest	36,648	101,563	21,156
Shareholder Subscriptions	1,191	61	-
Prepaid Expenses	31,518	24,310	9,422
Total Assets	31,978,486	20,537,227	4,612,721
Liabilities:
Payables:
Portfolio Securities Purchased		50,196	6,272
Shareholder Redemptions	-	781	-
Advisory Fees	-	-	96
Distribution Fees	5,725	737	220
Trustee Fees	844	859	1,179
Accrued Expenses	11,482	13,731	10,995
Total Liabilities	18,051	66,304	18,762
Net Assets	$ 31,960,435	$ 20,470,923	$ 4,593,959

Net Assets Consist of:
Paid In Capital	$ 27,088,674	$ 20,047,107	$ 5,921,238
Accumulated Undistributed Net Investment Income	12,537	47,034	20,833
Accumulated Undistributed Realized Gain (Loss) on Investments	2,291,675	(29,187)	(493,466)
Unrealized Appreciation (Depreciation) in Value of Investments	2,567,549	405,969	(854,646)
Net Assets	$ 31,960,435	$ 20,470,923	$ 4,593,959

Net Asset Value Per Share

Class N
Net Assets	$ 19,237,327	$ 13,088,349	$ 3,697,363
Shares of beneficial interest outstanding	1,547,954	1,249,028	479,256
Net asset value per share	$ 12.43	$ 10.48	$ 7.71
Redemption price per share (a)	$ 12.18	$ 10.27	$ 7.56

Class A
Net Assets	$ 5,181,554	$ 6,504,613	$ 896,596
Shares of beneficial interest outstanding	415,934	617,297	116,071
Net asset value per share	$ 12.46	$ 10.54	$ 7.72
Redemption price per share (a)	$ 12.21	$ 10.33	$ 7.57
Offering price per share (maximum sales charge of 5.00%)	$ 13.11	$ 11.09	$ 8.13

Class C
Net Assets	$ 7,541,554	$ 877,961
Shares of beneficial interest outstanding	617,761	83,809
Net asset value per share (b)	$ 12.21	$ 10.48
Redemption price per share (a)	$ 11.96	$ 10.27

(a) A redemption fee of 2.00% is imposed in the event of certain redemption transactions within sixty days of purchase.
(b) A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions within one year of purchase.
The accompanying notes are an integral part of these financial statements.

Epiphany Funds
Statements of Operations
For the six months ended April 30, 2015 (Unaudited)

	Epiphany FFV Fund	Epiphany FFV Strategic Income Fund	Epiphany FFV Latin America Fund
Investment Income:
Dividends (a)	$ 285,941	$ 162,252	$ 62,252
Interest	440	150,083	32
Total Investment Income	286,381	312,335	62,284

Expenses:
Advisory Fees	118,124	47,451	23,266
Distribution Fees:
Class N	24,268	15,532	4,630
Class A	5,792	7,311	1,171
Class C	37,262	3,527	64
Transfer Agent	26,555	19,527	10,983
Administrative	9,402	8,152	8,121
Registration	11,559	16,263	7,393
Audit	5,080	6,681	7,420
Shareholder Service (Non 12b-1)	11,033	8,553	1,629
Legal	6,437	5,175	6,558
Custody	4,225	4,215	2,320
Printing	1,991	1,610	1,371
Insurance	4,058	2,623	922
Compliance Officer	7,419	7,418	7,417
Trustee	5,026	5,026	5,362
Other	3,135	5,647	3,334
Total Expenses	281,366	164,711	91,961
Fees Waived and Reimbursed by the Advisor	(17,171)	(43,438)	(51,198)
Net Expenses	264,195	121,273	40,763

Net Investment Income	22,186	191,062	21,521

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Realized Gain (Loss) on Investments and Foreign Currency Transactions	2,317,919	(24,599)	(215,002)
Realized Gain on Options Written and Purchased	-	869	-
Net Change in Unrealized Appreciation (Depreciation) on Investments,
Options and Foreign Currency Transactions	(1,089,905)	(1,552)	(556,014)
Net Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions	1,228,014	(25,282)	(771,016)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 1,250,200	$ 165,780	$ (749,495)

(a) Net of Foreign withholding taxes of $0, $0, and $1,629, respectively.
The accompanying notes are an integral part of these financial statements.

Epiphany FFV Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
	4/30/2015	10/31/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 22,186	$ 22,252
Net Realized Gain on Investments	2,317,919	2,327,053
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,089,905)	887,224
Net Increase in Net Assets Resulting from Operations	1,250,200	3,236,529

Distributions to Shareholders from:
Net Investment Income:
Class N	(2,090)	(52,878)
Class A	(503)	(12,497)
Class C	-	-
Realized Gains:
Class N	(1,426,936)	(1,605,426)
Class A	(323,445)	(395,585)
Class C	(549,519)	(738,903)
Net Change in Net Assets from Distributions	(2,302,493)	(2,805,289)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class N	1,348,588	5,638,490
Class A	989,244	1,081,151
Class C	415,046	495,040
Shares Issued on Reinvestment of Dividends
Class N	1,346,308	1,537,648
Class A	306,959	384,480
Class C	549,299	738,904
Cost of Shares Redeemed:
Class N	(2,106,012)	(2,160,177)
Class A	(195,744)	(624,362)
Class C	(493,583)	(459,140)
Redemption Fees	1,700	2,907
Net Increase from Shareholder Activity	2,161,805	6,634,941

Net Assets:
Net Increase in Net Assets	1,109,512	7,066,181
Beginning of Period	30,850,923	23,784,742
End of Period (Including Accumulated Undistributed Net
Investment Income (Loss) of $12,537 and $(7,056), respectively)	$ 31,960,435	$ 30,850,923

Share Activity
Class N:
Shares Sold	106,705	457,981
Shares Reinvested	108,310	131,031
Shares Redeemed	(167,785)	(176,767)
Net Increase in Shares of Beneficial Interest Outstanding	47,230	412,245

Class A:
Shares Sold	78,810	86,951
Shares Reinvested	24,635	32,683
Shares Redeemed	(15,461)	(49,346)
Net Increase in Shares of Beneficial Interest Outstanding	87,984	70,288

Class C:
Shares Sold	33,510	40,108
Shares Reinvested	44,878	63,589
Shares Redeemed	(39,763)	(37,706)
Net Increase in Shares of Beneficial Interest Outstanding	38,625	65,991

The accompanying notes are an integral part of these financial statements.

Epiphany FFV Strategic Income Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
	4/30/2015	10/31/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 191,062	$ 303,946
Net Realized Gain (Loss) on Investments	(23,730)	56,392
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,552)	295,694
Net Increase in Net Assets Resulting from Operations	165,780	656,032

Distributions to Shareholders from:
Net Investment Income:
Class N	(188,969)	(195,170)
Class A	(87,062)	(82,118)
Class C	(7,093)	(7,325)
Realized Gains:
Class N	(26,788)	-
Class A	(12,421)	-
Class C	(1,401)	-
Net Change in Net Assets from Distributions	(323,734)	(284,613)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class N	2,565,863	2,010,491
Class A	1,407,838	2,037,628
Class C	285,647	123,932
Shares Issued on Reinvestment of Dividends
Class N	211,923	189,783
Class A	82,352	71,034
Class C	8,353	7,202
Cost of Shares Redeemed:
Class N	(863,105)	(1,138,305)
Class A	(437,317)	(398,591)
Class C	(14,241)	(110,583)
Redemption Fees	548	79
Net Increase from Shareholder Activity	3,247,861	2,792,670

Net Assets:
Net Increase in Net Assets	3,089,907	3,164,089
Beginning of Period	17,381,016	14,216,927
End of Period (Including Accumulated Undistributed Net
Investment Income of $47,034 and $139,096, respectively)	$ 20,470,923	$ 17,381,016

Share Activity
Class N:
Shares Sold	243,785	191,987
Shares Reinvested	20,262	18,104
Shares Redeemed	(82,157)	(108,671)
Net Increase in Shares of Beneficial Interest Outstanding	181,890	101,420

Class A:
Shares Sold	133,108	193,315
Shares Reinvested	7,829	6,743
Shares Redeemed	(41,386)	(37,887)
Net Increase in Shares of Beneficial Interest Outstanding	99,551	162,171

Class C:
Shares Sold	27,202	11,843
Shares Reinvested	799	688
Shares Redeemed	(1,351)	(10,492)
Net Increase in Shares of Beneficial Interest Outstanding	26,650	2,039

The accompanying notes are an integral part of these financial statements.

Epiphany FFV Latin America Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
	4/30/2015	10/31/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 21,521	$ 65,299
Net Realized Loss on Investments and Foreign Currency Transactions	(215,002)	(155,308)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Transactions	(556,014)	(186,039)
Net Decrease in Net Assets Resulting from Operations	(749,495)	(276,048)

Distributions to Shareholders from:
Net Investment Income:
Class N	(3,966)	(39,573)
Class A	(1,035)	(11,177)
Class C	-	-
Net Change in Net Assets from Distributions	(5,001)	(50,750)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class N	390,945	1,182,997
Class A	93,590	166,851
Class C	-	2,460
Shares Issued on Reinvestment of Dividends
Class N	3,923	39,483
Class A	1,018	10,979
Class C	-	-
Cost of Shares Redeemed:
Class N	(432,436)	(437,361)
Class A	(133,202)	(137,224)
Class C	(12,957)	(1,500)
Redemption Fees	13	202
Net Increase (Decrease) from Shareholder Activity	(89,106)	826,887

Net Assets:
Net Increase (Decrease) in Net Assets	(843,602)	500,089
Beginning of Period	5,437,561	4,937,472
End of Period (Including Accumulated Undistributed Net
Investment Income of $20,833 and $4,313, respectively)	$ 4,593,959	$ 5,437,561

Share Activity
Class N:
Shares Sold	55,997	129,460
Shares Reinvested	505	4,189
Shares Redeemed	(432,436)	(48,881)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(375,934)	84,768

Class A:
Shares Sold	12,136	18,126
Shares Reinvested	131	1,164
Shares Redeemed	(17,622)	(15,215)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(5,355)	4,075

Class C:
Shares Sold	-	284
Shares Redeemed	(1,658)	(173)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(1,658)	111

The accompanying notes are an integral part of these financial statements.

Epiphany FFV Fund - Class N
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Fiscal Years Ended
	4/30/2015		10/31/2014	10/31/2013	10/31/2012	10/31/2011	10/31/2010

Net Asset Value, at Beginning of Period	$ 12.85		$ 12.82	$ 10.27	$ 9.27	$ 8.85	$ 7.63

Income From Investment Operations:
Net Investment Income *	0.02		0.03	0.07	0.10	0.07	0.04
Net Gain on Securities (Realized and Unrealized)	0.52		1.49	2.74	0.99	0.40	1.22
Total from Investment Operations	0.54		1.52	2.81	1.09	0.47	1.26

Distributions:
From Net Investment Income	-	***	(0.05)	(0.08)	(0.09)	(0.05)	(0.04)
From Net Realized Gain	(0.96)		(1.44)	(0.18)	-	-	-
Total from Distributions	(0.96)		(1.49)	(0.26)	(0.09)	(0.05)	(0.04)

Redemption Fees ***	-		-	-	-	-	-

Net Asset Value, at End of Period	$ 12.43		$ 12.85	$ 12.82	$ 10.27	$ 9.27	$ 8.85

Total Return **	4.18%	(b)	12.96%	27.97%	11.85%	5.31%	16.53%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 19,237		$ 19,283	$ 13,952	$ 11,622	$ 8,608	$ 5,374
Before Waiver
Ratio of Expenses to Average Net Assets	1.61%	(a)	1.60%	2.20%	2.43%	3.16%	3.77%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.21%	(a)	0.16%	(0.11%)	0.07%	(0.90%)	(1.64%)
After Waiver
Ratio of Expenses to Average Net Assets	1.50%	(a)	1.50%	1.50%	1.50%	1.57%	1.70%
Ratio of Net Investment Income to Average Net Assets	0.32%	(a)	0.26%	0.59%	1.00%	0.69%	0.43%
Portfolio Turnover	45%	(b)	70%	83%	47%	84%	174%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** The amount is less than $0.005 per share.
(a) Annualized
(b) Not annualized
The accompanying notes are an integral part of these financial statements.

Epiphany FFV Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Fiscal Years Ended
	4/30/2015		10/31/2014	10/31/2013	10/31/2012	10/31/2011	10/31/2010

Net Asset Value, at Beginning of Period	$ 12.88		$ 12.84	$ 10.29	$ 9.28	$ 8.87	$ 7.62

Income From Investment Operations:
Net Investment Income *	0.02		0.03	0.06	0.10	0.07	0.03
Net Gain on Securities (Realized and Unrealized)	0.52		1.50	2.75	1.00	0.39	1.25
Total from Investment Operations	0.54		1.53	2.81	1.10	0.46	1.28

Distributions:
From Net Investment Income	-	***	(0.05)	(0.09)	(0.09)	(0.05)	(0.03)
From Net Realized Gain	(0.96)		(1.44)	(0.17)	-	-	-
Total from Distributions	(0.96)		(1.49)	(0.26)	(0.09)	(0.05)	(0.03)

Redemption Fees ***	-		-	-	-	-	-

Net Asset Value, at End of Period	$ 12.46		$ 12.88	$ 12.84	$ 10.29	$ 9.28	$ 8.87

Total Return **	4.17%	(b)	13.01%	27.87%	11.93%	5.21%	16.88%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 5,182		$ 4,223	$ 3,309	$ 1,346	$ 518	$ 199
Before Waiver
Ratio of Expenses to Average Net Assets	1.61%	(a)	1.60%	2.10%	2.38%	3.24%	3.75%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.21%	(a)	0.17%	(0.11%)	0.07%	(0.93%)	(1.70%)
After Waiver
Ratio of Expenses to Average Net Assets	1.50%	(a)	1.50%	1.50%	1.50%	1.56%	1.69%
Ratio of Net Investment Income to Average Net Assets	0.31%	(a)	0.27%	0.49%	0.96%	0.75%	0.36%
Portfolio Turnover	45%	(b)	70%	83%	47%	84%	174%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** The amount is less than $0.005 per share.
(a) Annualized
(b) Not annualized

The accompanying notes are an integral part of these financial statements.

Epiphany FFV Fund - Class C
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Fiscal Years Ended
	4/30/2015		10/31/2014	10/31/2013	10/31/2012	10/31/2011	10/31/2010

Net Asset Value, at Beginning of Period	$ 12.68		$ 12.71	$ 10.19	$ 9.20	$ 8.80	$ 7.62

Income From Investment Operations:
Net Investment Income (Loss) *	(0.03)		(0.06)	(0.07)	0.02	(0.01)	(0.02)
Net Gain on Securities (Realized and Unrealized)	0.52		1.47	2.77	0.99	0.41	1.21
Total from Investment Operations	0.49		1.41	2.70	1.01	0.40	1.19

Distributions:
From Net Investment Income	-		-	(0.01)	(0.02)	-	(0.01)
From Net Realized Gain	(0.96)		(1.44)	(0.17)	-	-	-
Total from Distributions	(0.96)		(1.44)	(0.18)	(0.02)	-	(0.01)

Redemption Fees ***	-		-	-	-	-	-

Net Asset Value, at End of Period	$ 12.21		$ 12.68	$ 12.71	$ 10.19	$ 9.20	$ 8.80

Total Return **	3.82%	(b)	12.16%	27.01%	10.98%	4.55%	15.57%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 7,542		$ 7,345	$ 6,524	$ 150	$ 55	$ 83
Before Waiver
Ratio of Expenses to Average Net Assets	2.36%	(a)	2.35%	2.59%	3.15%	3.82%	4.51%
Ratio of Net Investment Loss to Average Net Assets	(0.54%)	(a)	(0.58%)	(0.89%)	(0.74%)	(1.62%)	(2.29%)
After Waiver
Ratio of Expenses to Average Net Assets	2.25%	(a)	2.25%	2.25%	2.25%	2.33%	2.45%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.43%)	(a)	(0.47%)	0.55%	0.16%	0.13%	0.23%
Portfolio Turnover	45%	(b)	70%	83%	47%	84%	174%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** The amount is less than $0.005 per share.
(a) Annualized
(b) Not annualized

The accompanying notes are an integral part of these financial statements.

Epiphany FFV Strategic Income Fund - Class N
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Fiscal Years Ended					Period Ended
	4/30/2015		10/31/2014	10/31/2013	10/31/2012	10/31/2011		10/31/2010	(a)

Net Asset Value, at Beginning of Period	$ 10.57		$ 10.32	$ 10.46	$ 10.21	$ 10.26		$ 10.00

Income From Investment Operations:
Net Investment Income *	0.11		0.20	0.29	0.32	0.37		0.24
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.02)		0.24	(0.19)	0.24	(0.07)		0.22
Total from Investment Operations	0.09		0.44	0.10	0.56	0.30		0.46

Distributions:
From Net Investment Income	(0.16)		(0.19)	(0.22)	(0.31)	(0.35)		(0.20)
From Net Realized Gain	(0.02)		-	(0.02)	-	-	***	-
Total from Distributions	(0.18)		(0.19)	(0.24)	(0.31)	(0.35)		(0.20)

Redemption Fees ***	-		-	-	-	-		-

Net Asset Value, at End of Period	$ 10.48		$ 10.57	$ 10.32	$ 10.46	$ 10.21		$ 10.26

Total Return **	0.88%	(c)	4.27%	0.93%	5.57%	3.04%		4.70%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 13,088		$ 11,277	$ 9,961	$ 10,089	$ 8,816		$ 3,832
Before Waiver
Ratio of Expenses to Average Net Assets	1.70%	(b)	1.72%	1.75%	2.19%	3.15%		5.27%	(b)
Ratio of Net Investment Income to Average Net Assets	1.59%	(b)	1.44%	2.25%	2.18%	1.73%		(0.16%)	(b)
After Waiver
Ratio of Expenses to Average Net Assets	1.25%	(b)	1.25%	1.25%	1.25%	1.25%		1.25%	(b)
Ratio of Net Investment Income to Average Net Assets	2.04%	(b)	1.91%	2.75%	3.12%	3.63%		3.86%	(b)
Portfolio Turnover	22%	(c)	27%	47%	56%	53%		35%	(c)

(a) The Epiphany FFV Strategic Income Fund Class N commenced operations on March 1, 2010.
(b) Annualized
(c) Not Annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** The amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Epiphany FFV Strategic Income Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Fiscal Years Ended					Period Ended
	4/30/2015		10/31/2014	10/31/2013	10/31/2012	10/31/2011		10/31/2010	(a)

Net Asset Value, at Beginning of Period	$ 10.62		$ 10.37	$ 10.51	$ 10.24	$ 10.27		$ 10.00

Income From Investment Operations:
Net Investment Income *	0.11		0.20	0.28	0.32	0.38		0.05
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.01)		0.24	(0.19)	0.25	(0.08)		0.26
Total from Investment Operations	0.10		0.44	0.09	0.57	0.30		0.31

Distributions:
From Net Investment Income	(0.16)		(0.19)	(0.21)	(0.30)	(0.33)		(0.04)
From Net Realized Gain	(0.02)		-	(0.02)	-	-	***	-
Total from Distributions	(0.18)		(0.19)	(0.23)	(0.30)	(0.33)		(0.04)

Redemption Fees ***	-		-	-	-	-		-

Net Asset Value, at End of Period	$ 10.54		$ 10.62	$ 10.37	$ 10.51	$ 10.24		$ 10.27

Total Return **	0.97%	(c)	4.23%	0.89%	5.61%	3.05%		3.20%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 6,505		$ 5,501	$ 3,688	$ 2,481	$ 752		$ 41
Before Waiver
Ratio of Expenses to Average Net Assets	1.71%	(b)	1.72%	2.26%	2.16%	3.05%		4.29%	(b)
Ratio of Net Investment Income to Average Net Assets	1.58%	(b)	1.40%	1.65%	2.15%	1.94%		1.06%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	1.25%	(b)	1.25%	1.25%	1.25%	1.25%		1.25%	(b)
Ratio of Net Investment Income to Average Net Assets	2.03%	(b)	1.88%	2.67%	3.06%	3.73%		4.10%	(b)
Portfolio Turnover	22%	(c)	27%	47%	56%	53%		35%	(c)

(a) The Epiphany FFV Strategic Income Fund Class A commenced operations on July 28, 2010.
(b) Annualized
(c) Not Annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** The amount is less than $0.005 per share

The accompanying notes are an integral part of these financial statements.

Epiphany FFV Strategic Income Fund - Class C
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Fiscal Years Ended					Period Ended
	4/30/2015		10/31/2014	10/31/2013	10/31/2012	10/31/2011		10/31/2010	(a)

Net Asset Value, at Beginning of Period	$ 10.55		$ 10.31	$ 10.46	$ 10.20	$ 10.26		$ 10.00

Income From Investment Operations:
Net Investment Income *	0.07		0.13	0.20	0.23	0.30		-	***
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.01)		0.24	(0.18)	0.25	(0.08)		0.26
Total from Investment Operations	0.06		0.37	0.02	0.48	0.22		0.26

Distributions:
From Net Investment Income	(0.11)		(0.13)	(0.15)	(0.22)	(0.28)		-
From Net Realized Gain	(0.02)		-	(0.02)	-	-	***	-
Total from Distributions	(0.13)		(0.13)	(0.17)	(0.22)	(0.28)		-

Redemption Fees ***	-		-	-	-	-		-

Net Asset Value, at End of Period	$ 10.48		$ 10.55	$ 10.31	$ 10.46	$ 10.20		$ 10.26

Total Return **	0.61%	(c)	3.57%	0.16%	4.80%	2.23%		2.70%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 878		$ 603	$ 568	$ 382	$ 126		$ 12
Before Waiver
Ratio of Expenses to Average Net Assets	2.46%	(b)	2.48%	2.49%	2.92%	3.74%		6.18%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.79%	(b)	0.80%	1.40%	1.34%	1.18%		(2.26%)	(b)
After Waiver
Ratio of Expenses to Average Net Assets	2.00%	(b)	2.00%	2.00%	2.00%	2.01%		2.00%	(b)
Ratio of Net Investment Income to Average Net Assets	1.25%	(b)	1.28%	1.90%	2.25%	2.91%		1.92%	(b)
Portfolio Turnover	22%	(c)	27%	47%	56%	53%		35%	(c)

(a) The Epiphany FFV Strategic Income Fund Class C commenced operations on July 28, 2010.
(b) Annualized
(c) Not Annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** The amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Epiphany FFV Latin America Fund - Class N
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Fiscal Years Ended		Period Ended
	4/30/2015		10/31/2014	10/31/2013	10/31/2012	(a)

Net Asset Value, at Beginning of Period	$ 8.92		$ 9.48	$ 9.61	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income *	0.04		0.12	0.11	0.03
Net Loss on Securities (Realized and Unrealized)	(1.24)		(0.59)	(0.14)	(0.35)
Total from Investment Operations	(1.20)		(0.47)	(0.03)	(0.32)

Distributions:
From Net Investment Income	(0.01)		(0.09)	(0.10)	(0.07)
From Net Realized Gain	-		-	-	-
Total from Distributions	(0.01)		(0.09)	(0.10)	(0.07)

Redemption Fees ***	-		-	-	-

Net Asset Value, at End of Period	$ 7.71		$ 8.92	$ 9.48	$ 9.61

Total Return **	(13.47%)	(b)	(5.01%)	(0.18%)	(3.12%)	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,697		$ 4,338	$ 3,808	$ 1,714
Before Waiver
Ratio of Expenses to Average Net Assets	3.95%	(c)	3.51%	4.65%	11.40%	(c)
Ratio of Net Investment Loss to Average Net Assets	(1.25%)	(c)	(0.49%)	(1.79%)	(9.08%)	(c)
After Waiver
Ratio of Expenses to Average Net Assets	1.75%	(c)	1.75%	1.75%	1.75%	(c)
Ratio of Net Investment Income to Average Net Assets	0.95%	(c)	1.27%	1.11%	0.56%	(c)
Portfolio Turnover	15%	(b)	17%	11%	3%	(b)

(a) The Epiphany FFV Latin America Fund Class N commenced investment operations on March 12, 2012.
(b) Not annualized
(c) Annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** The amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Epiphany FFV Latin America Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Fiscal Years Ended		Period Ended
	4/30/2015		10/31/2014	10/31/2013	10/31/2012	(a)

Net Asset Value, at Beginning of Period	$ 8.93		$ 9.50	$ 9.59	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	0.04		0.12	0.07	(0.08)
Net Loss on Securities (Realized and Unrealized)	(1.24)		(0.60)	(0.08)	(0.24)
Total from Investment Operations	(1.20)		(0.48)	(0.01)	(0.32)

Distributions:
From Net Investment Income	(0.01)		(0.09)	(0.08)	(0.09)
From Net Realized Gain	-		-	-	-
Total from Distributions	(0.01)		(0.09)	(0.08)	(0.09)

Redemption Fees ***	-		-	-	-

Net Asset Value, at End of Period	$ 7.72		$ 8.93	$ 9.50	$ 9.59

Total Return **	(13.46%)	(b)	(5.08%)	(0.04%)	(3.14%)	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 897		$ 1,085	$ 1,115	$ 6
Before Waiver
Ratio of Expenses to Average Net Assets	3.95%	(c)	3.55%	3.90%	10.50%	(c)
Ratio of Net Investment Loss to Average Net Assets	(1.28%)	(c)	(0.49%)	(1.41%)	(10.06%)	(c)
After Waiver
Ratio of Expenses to Average Net Assets	1.75%	(c)	1.75%	1.75%	1.75%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.92%	(c)	1.30%	0.74%	(1.30%)	(c)
Portfolio Turnover	15%	(b)	17%	11%	3%	(b)

(a) The Epiphany FFV Latin America Fund Class A commenced investment operations on March 12, 2012.
(b) Not annualized
(c) Annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** The amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2015 (UNAUDITED)

1.  ORGANIZATION

Epiphany Funds (the "Trust") was organized as an Ohio Business Trust on September 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act").  The Trust currently consists of three funds: the Epiphany FFV Fund (“FFV Fund”); the Epiphany FFV Strategic Income Fund (“Strategic Income Fund”), and Epiphany FFV Latin America Fund (“Latin America Fund”), (individually “Fund” and collectively the “Funds”).  The Trust became effective with the Securities and Exchange Commission on January 5, 2007 and commenced investment operations on January 8, 2007.  FFV Fund and Strategic Income Fund offer three classes of shares, Class N, Class A and Class C.  Latin America Fund offers two classes of shares, Class N and Class A.  Each class differs as to sales and redemption charges, minimum investment amounts and ongoing fees.  Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

Each of the Funds is a diversified Fund and has a separate investment objective.  The investment objective of the FFV Fund is to seek long-term growth of capital.  The investment objective of the Strategic Income Fund is to seek income from investments in income-producing securities.  The investment objective of Latin America Fund is to seek long-term growth of capital. Each Fund invests in securities issued by corporations that demonstrate a commitment to faith and family values as measured by the FFV Scorecard®.  The focus of the screening is to protect the dignity of human life, support and protect employees and their families, and to reasonably safeguard the environment.  The screening is consistent with the USCCB Socially Responsible Investment Guidelines. Business practices are screened in four major areas: Life and Family Exclusions, Social Justice, Environmental Record, and Corporate Governance Practices. The screening process first excludes companies with business activities that are prohibited in the life and family exclusions. Companies that pass the initial screening are then additionally scored to determine their impact on society.  The investment adviser to the Funds is Trinity Fiduciary Partners LLC (the "Adviser"). The sub-adviser to the Strategic Income Fund is Dana Investment Advisors, Inc. (the “Sub-Adviser”).

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the United States of America.

Securities Valuations – All investments in securities are recorded at fair value as described in Note 3.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Options Transactions - The Funds may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio and to generate income or gain for the Funds.  The ability of the Funds to successfully utilize options will depend on the Advisor’s ability to predict pertinent market movements, which cannot be assured.  The Funds will comply with applicable regulatory requirements when implementing these techniques and instruments.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.   When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability.  The liability is thereafter valued to reflect the current value of the option.  If the option is not exercised and expires, or if a Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished.  Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes.  If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a put option that a Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.  When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  See Note 5 for details on options transactions entered into during the year for the Funds.

Federal Income Tax - The Trust has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions taken on its 2012-2014 returns and expect to be taken in the Funds’ 2015 returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds identify its major tax jurisdictions as U.S. Federal and Ohio State.  The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations.  During the six months ended April 30, 2015, the Funds did not incur any interest or penalties.

Cash and Cash Equivalents - The Funds maintain their cash in an account at a custodian bank which, at times, may exceed federally insured limits. The Funds have not experienced any losses in such accounts and believe it is not exposed to any significant credit risk on its cash deposits.

Distribution to Shareholders- The following table summarizes each Fund’s dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
FFV Fund	Quarterly	Annually
Strategic Income Fund	Monthly	Annually
Latin America Fund	Quarterly	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date.  The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book-tax” differences are either permanent or temporary in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as distributions of paid-in-surplus or tax return of capital.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Other - Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  When a security in a Fund distributes a non-cash dividend, the non-cash dividend is included in the Fund’s income and the cost basis of the security is adjusted accordingly.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Share Class Accounting- Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to each respective class shares of the respective Fund on the basis of the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

3.  SECURITIES VALUATIONS

Processes and Structure

The Trust’s Board of Trustees has adopted methods for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Funds’ investment advisor to apply those methods in making fair value determination, subject to Board oversight.  In accordance with the Trust’s good faith pricing guidelines, the Adviser and the Sub-Adviser are required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser or the Sub-Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.  The three levels of inputs are as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common and preferred stock, mutual funds, exchange traded fund, real estate investment trusts, limited partnerships). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Valuation of Fund of Funds- The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.  Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy

Fixed income securities (corporate bonds, structured notes and municipal bonds) - The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

U.S. government securities – U.S. government securities are normally valued using a similar model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government securities are categorized in level 1 or level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

U.S. agency securities - U.S. agency securities comprise two main categories consisting of agency-issued debt and mortgage pass-throughs.  Agency-issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (TBA) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in level 1 or level 2 of the fair value hierarchy.

Derivative instruments - Listed derivatives, including options, which are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

The following is a summary of inputs used as of April 30, 2015 in valuing the Funds’ investments carried at value:

FFV Fund
Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$30,649,424	$ -	$ -	$30,649,424
Limited Partnerships	750,017	-	-	750,017
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	508,530	-	-	508,530
	$31,907,971	$ -	$ -	$31,907,971

Strategic Income Fund
Investments in Securities - Assets	Level 1	Level 2	Level 3	Total

Common Stocks	$1,295,106	$ -	$ -	$1,295,106
Closed-End Mutual Funds	473,209			473,209
Corporate Bonds	-	3,592,946	-	3,592,946
Exchange Traded Funds	788,658	-	-	788,658
Limited Partnerships	157,918	-	-	157,918
Municipal Bonds	-	1,693,745	-	1,693,745
Open-End Mutual Fund	294,261	-	-	294,261
Preferred Securities	3,342,628	-	-	3,342,628
Real Estate Investment Trusts	221,485	-	-	221,485
U.S. Government Agencies and Obligations	-	8,189,543	-	8,189,543
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	355,758	-	-	355,758
	$6,929,023	$13,476,234	$ -	$20,405,257

Latin America Fund
Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$4,187,985	$ -	$ -	$4,187,985
Exchange Traded Funds	140,634	-	-	140,634
Real estate Investment Trusts	173,396	-	-	173,396
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	80,128	-	-	80,128
	$4,582,143	$ -	$ -	$4,582,143

The Funds did not hold any Level 3 assets during the six months ended April 30, 2015. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

4.  INVESTMENT TRANSACTIONS

For the six months ended April 30, 2015, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
FFV Fund	$ 14,350,730	$13,980,309
Strategic Income Fund	7,655,239	4,115,898
Latin America Fund	690,367	710,552

For the six months ended April 30, 2015, aggregate purchases and sales of purchased options for the Strategic Income Fund were $0 and $1,879, respectively.  For the six months ended April 30, 2015, aggregate purchases and sales of written options for the Strategic Income Fund were $5,989 and $0, respectively.

5.  OPTION TRANSACTIONS

The number of option contracts written and the premiums received by the Strategic Income Fund during the six months ended April 30, 2015, was as follows:

	Number of Contracts	Premiums Received
Options outstanding, October 31, 2014	56	$ 7,527
Options written	-	-
Options exercised	-	-
Options expired	(28)	(6,300)
Options closed	(28)	(1,227)
Options outstanding, April 30, 2015	-	$ -

The number of option contracts purchased and the premiums received by the Strategic Income Fund during the six months ended April 30, 2015, was as follows:

	Number of Contracts	Premiums Paid
Options outstanding, October 31, 2014	56	$ 4,967
Options purchased	-	-
Options exercised	-	-
Options expired	(28)	(4,350)
Options terminated	(28)	(617)
Options outstanding, April 30, 2015	-	$ -

As of April 30, 2015, the amount of unrealized depreciation and realized loss on option contracts subject to equity price risk amounted to $(3,941) and $869, respectively for the Strategic Income Fund.  Such figures can be found on the Statement of Operations.

6.  ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Funds are supervised under the direction of the Board, which is responsible for the overall management of the Funds.  Trinity Fiduciary Partners LLC serves as the Funds’ investment adviser.   Sam Saladino, a Trustee of the Trust, is also the Chief Executive Officer of the Adviser.

The Adviser acts as investment adviser for the Funds pursuant to the terms of a Management Agreement (the "Management Agreement") with the Trust.  Under the terms of the Management Agreement, the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Funds such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with the Funds’ investment objective and policies.  As compensation for its services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 0.75% of the average daily net assets of the FFV Fund, 0.50% of the average daily net assets of the Strategic Income Fund, and 1.00% of the average daily net assets of the Latin America Fund.  The Adviser, not the Fund, pays the Sub-Adviser an annual fee of 0.10% of the average daily net assets of the Epiphany FFV Strategic Income Fund if total fund assets are $20,000,000 or under, 0.15% of the average daily net assets if total fund assets are $20,000,001 to $40,000,000 and 0.20% of the average daily net assets if total fund assets are $40,000,001 or greater. For the six months ended April 30, 2015, the Adviser earned management fees of, and owed the Funds the following:

FFV Fund

Management fees earned for the period ended April 30, 2015
Class N	$ 72,803
Class A	$17,375
Class C	$27,946
Total	$118,124
No advisory fees were outstanding at April 30, 2015.

Strategic Income Fund

Management Fees Earned for the period ended April 30, 2015
Class N	$31,065
Class A	$14,622
Class C	$1,764
Total	$47,451
No advisory fees were outstanding at April 30, 2015.

Latin America Fund

Management Fees Earned for the period ended April 30, 2015
Class N	$18,519
Class A	$ 4,683
Class C	$ 64
Total	$23,266
Amounts Owed to the Adviser by the Fund at April 30, 2015: $96

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed to waive, at least until February 28, 2016, a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding brokerage fees and commissions, acquiring fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed 1.50%, 2.25%, and 1.50% per annum for Class A, C, and N, respectively, of the FFV Fund’s, 1.75%, 2.50%, and 1.75% per annum for Class A and N shares respectively, of the Latin America Fund’s, and 1.25%, 2.00%  and 1.25%, per annum for Class A, C, and N shares respectively, of the Strategic Income Fund’s average daily net assets (the “expense limitation”).  During the six months ended April 30, 2015, the Adviser waived fees for the Funds as follows:

Fund

         Waived Fees

FFV Fund

$ 17,171

Strategic Income Fund

$43,438

Latin America Fund

$ 51,198

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Funds’ Operating Expenses are subsequently less than the percentages indicated above, the Adviser shall be entitled to reimbursement by the Funds for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Funds’ expenses to exceed the respective expense limitation.  The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).   No amounts will be paid to the Adviser in any fiscal quarter unless the Board determines that reimbursement is in the best interest of each Fund and its shareholders.

As of October 31, 2014 the Adviser had the following waived expenses that may be recovered no later than the dates indicated:

	October 31, 2015	October 31, 2016	October 31, 2017	Total
FFV Fund	$ 104,805	$ 110,575	$ 28,886	$ 244,266
FFV Strategic Income Fund	$ 108,035	$ 85,189	$ 75,814	$ 269,038
FFV Latin America Fund	$ 84,733	$ 90,030	$ 90,269	$ 265,032

Pursuant to an Administration and Compliance Services Agreement (“Administration Agreement”) with the Trust, the Adviser provides administrative services to the Funds, and also provides a Chief Compliance Officer (“CCO”) to the Trust.  For the administrative services provided, each Fund pays the Adviser a fee at an annual rate of 0.06% of its average daily net assets, with a minimum yearly fee of $15,000, and a maximum fee of $100,000.  For compliance services provided, each Fund is charged an annual fee of $15,000, which increases to $20,000 when a Fund’s assets increase to above $50 million.  In addition, the Trust reimburses the Adviser for out-of-pocket expenses incurred, if any, for providing these services.  During the six months ended April 30, 2015, administrative fees accrued under the Administration Agreement were $9,402, $8,152, and $8,121 for the FFV Fund, Strategic Income Fund, and the Latin America Fund, respectively.  During the six months ended April 30, 2015, compliance fees accrued under the Administration Agreement were $7,419, $7,418, and $7,417 for the FFV Fund, Strategic Income Fund, and the Latin America Fund, respectively.

The Board has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan provides that a monthly service and/or distribution fee is calculated at annual rates of 0.25%, 0.25% and 1.00% of the average daily net assets attributable to Class A, Class N and C shares, respectively, of each Fund to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation may be provided regardless of 12b-1 expenses incurred.  Please refer to the Statement of Operations for expense breakout by Fund and Class.

Rafferty Capital Markets, LLC (the “Distributor”) serves as the principal underwriter to the Funds pursuant to a distribution agreement.  Class N shares are offered at net asset value (“NAV”) with no front-end sales charge nor do they incur a sales charge at the time of redemption.  Class A shares are offered at NAV plus a front-end sales charge of up to 5%.  The front-end sales charge is determined by the amount of your investment and is reduced on purchases exceeding $50,000.  Class C shares are offered at NAV with no front-end sales charge.  If you sell your Class C shares within one year of purchase, the shares will be subject to a 1% contingent deferred sales charge (“CDSC”).  The CDSC is deduction from the redemption proceeds.  The Distributor retains the fees in connection with the sales and redemptions of both Class A and Class C shares.

7.  REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 60 days. The redemption fee is paid directly to the respective Fund.  For the six months ended April 30, 2015, there were $1,700 of redemption fees assessed by the FFV Fund, $548 of redemption fees assessed by Strategic Income Fund, and $13 of redemption fees assessed by Latin America Fund.  The redemption fees are included in paid in capital of each Fund, and is reported on the Statements of Changes in Net Assets.

8.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the six months ended April 30, 2015, was as follows:

	Ordinary Income	Long-Term Capital Gains	Total
FFV Fund	$ 2,593	$ 2,299,900	$ 2,302,493
Strategic Income Fund	$283,124	$ 40,610	$ 323,734
Latin America Fund	$ 5,001	$ -	$ 5,001

The tax character of distributions for the year ended October 31, 2014, was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
FFV Fund	$ 616,328	$2,188,961	$ 2,805,289
FFV Strategic Income Fund	$ 284,613	$ -	$ 284,613
Latin America Fund	$ 50,750	$ -	$ 50,750

9. TAX MATTERS

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year.  Each Fund’s capital loss carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year.  For tax purposes, at October 31, 2014, the following represents the tax basis capital gains and losses:

	FFV	FFV Strategic Income	FFV Latin America
	Fund	Fund	Fund

Undistributed ordinary income	$ 629,027	$ 143,338	$4,313
Accumulated realized gains	$ 1,650,061	$17,527	$ -0-

Post December Losses	$ (7,056)	$ -0-	$ -0-

Capital Loss Carry-forwards (no expiration)(a)
Long-Term	$ -	$ -	$ (99,643)
Short-Term	$ -	$ -	$ (178,820)
	$ -	$ -	$ (278,463)

(a) The capital loss carryforward will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

As of October 31, 2014, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each of the Funds were as follows:

	FFV	FFV Strategic Income	FFV Latin America
	Fund	Fund	Fund

Gross unrealized appreciation on investment securities,	$ 4,193,024	$ 502,993	$469,324
Gross unrealized depreciation on investment securities	(541,002)	(81,476)	(767,956)
Net unrealized appreciation (depreciation) on investment securities	$ 3,652,022	$ 421,517	$(298,632)

Cost of investment securities (including short-term
Investments)**	$27,179,612	$16,907,941	$5,712,288

** The difference between the book cost and tax cost of investments represents disallowed wash sales, mark-to-market on 1256 contracts, and partnership adjustments on distributions received for tax purposes, if applicable.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year-end is distributed in the following year.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending October 31, 2012. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all of a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

10.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2015, Charles Schwab & Co., for the benefit of others, in aggregate, owned approximately 35.17% of the Strategic Income Fund and may be deemed to control the Fund.  As of April 30, 2015, Pershing LLC, for the benefit of others, in aggregate, owned approximately 36.01% of the Latin America Fund and may be deemed to control the Fund.

11. SUBSEQUENT EVENTS

Consolidation of Share Classes

All Epiphany FFV Fund Class A shares were redesignated and reissued as Class N shares, eliminating the class currently designated as Class A, effective as of June 1, 2015.  In order to facilitate a class consolidation, a sales load, structured in the manner previously applicable to Epiphany FFV Fund Class A shares, was added to Epiphany FFV Fund Class N, effective as of June 1, 2015.  Any Class N shares previously held were exempt from any such sales load.  Epiphany FFV Fund “Class N” was renamed “Class A” following the merger and redesignation.

All Epiphany FFV Strategic Income Fund Class N shares were redesignated and reissued as Class A, eliminating the class currently designated as Class N, effective as of June 1, 2015.

All Epiphany FFV Latin America Fund Class N shares were redesignated and reissued as Class A, eliminating the class currently designated as Class N, effective as of June 1, 2015.

Epiphany Funds
Expense Illustration
April 30, 2015 (Unaudited)

Expense Example

As a shareholder of the Fund(s), you incur two types of costs; (1) transaction costs, including sales charges and redemption fees, and (2) ongoing costs which consist of management fees, distribution and service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2014 through April 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Epiphany FFV Fund - Class N

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2014	April 30, 2015	November 1, 2014 to April 30, 2015

Actual	$1,000.00	$1,041.84	$7.59
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.36	$7.50

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Epiphany FFV Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2014	April 30, 2015	November 1, 2014 to April 30, 2015

Actual	$1,000.00	$1,041.74	$7.59
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.36	$7.50

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Epiphany FFV Fund - Class C

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2014	April 30, 2015	November 1, 2014 to April 30, 2015

Actual	$1,000.00	$1,038.16	$11.37
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.64	$11.23

* Expenses are equal to the Fund's annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Epiphany FFV Strategic Income Fund - Class N

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2014	April 30, 2015	November 1, 2014 to April 30, 2015

Actual	$1,000.00	$1,008.81	$6.23
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.60	$6.26

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Epiphany FFV Strategic Income Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2014	April 30, 2015	November 1, 2014 to April 30, 2015

Actual	$1,000.00	$1,009.70	$6.23
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.60	$6.26

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Epiphany FFV Strategic Income Fund - Class C

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2014	April 30, 2015	November 1, 2014 to April 30, 2015

Actual	$1,000.00	$1,006.07	$9.95
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.88	$9.99

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Epiphany Latin America Fund - Class N

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2014	April 30, 2015	November 1, 2014 to April 30, 2015

Actual	$1,000.00	$865.28	$8.09
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.12	$8.75

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Epiphany Latin America Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2014	April 30, 2015	November 1, 2014 to April 30, 2015

Actual	$1,000.00	$865.44	$8.09
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.12	$8.75

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EPIPHANY FUNDS

TRUSTEES AND OFFICERS

APRIL 30, 2015 (UNAUDITED)

Management Information. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust, and their principal occupation during the past five years.  In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees and Officers, who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table.  The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-800-320-2185.

Name Address and Age	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[1]	Other Directorships Held by Trustee
Robert J. Mitchell 301 Commerce St., Suite 1950 Fort Worth, TX 76102 Age: 68	Trustee	Indefinite/ Dec. 2006- present	Executive Recruiter, Whitney Smith Company, since 2014. Insurance Producer, Mitchell & Moroneso Insurance Services, Inc., (1988-2013)	3	Principal, Board Member, Mitchell & Moroneso IS, Inc.
William Reichenstein Baylor University Hankamer School of Business Waco, TX76798 Age: 63	Trustee	Indefinite/ Dec. 2006 - present	Professor of Finance, Baylor University, since 1990. Principal, Retiree, Inc. since 2008. Principal, Social Security Solutions, Inc., since 2008	3	Independent Director, CM Advisors Family of Funds
Joseph Kenneth Dalton 3613 Lands End St. Fort Worth, TX76109 Age: 74	Trustee	Indefinite/ June 2009 - present	Retired	3	Independent Director, Rydex Mutual Funds and Rydex Variable Annuities

1The “Fund Complex” consists of the Epiphany FFV Fund, the Epiphany FFV Strategic Income Fund, and Epiphany FFV Latin America Fund.

The following table provides information regarding each Trustee who is an “interested person” of the Trust (as defined in the 1940 Act) and each officer of the Trust.

Name, Address and Age	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[1]	Other Directorships Held by Trustee
Samuel J. Saladino, III [2] 106 Decker Ct., Suite 225 Irving, TX 75062 Age: 41	President, Chairman and Trustee	Indefinite/ Dec. 2006 – present (Trustee since Sept. 2006)	Chief Executive Officer, Trinity Fiduciary Partners, LLC, investment adviser, since 2005	3	None
C. Elizabeth Fahy 106 Decker Ct., Suite 225 Irving, TX 75062 Age: 38	General Counsel, Secretary and Chief Compliance Officer	Indefinite/ Nov. 2011- present (General Counsel and Secretary since Sept. 2012)	Chief Compliance Officer, Trinity Fiduciary Partners, LLC since 2011. Attorney, U.S. Dept. of Labor, (2002-2010)	N/A	None
Nancy P. Benson 106 Decker Ct., Suite 225, Irving, TX 75062 Age: 43	Treasurer	Indefinite / May 2012- present	President, Trinity Fiduciary Partners, LLC since 2010. Managing Director of Treasury and Investor Relations of Pier 1 Imports (2002-2010)	N/A	None

1The “Fund Complex” consists of the Epiphany FFV Fund, the Epiphany FFV Strategic Income Fund, and Epiphany FFV Latin America Fund.

2 Samuel J. Saladino, III is considered an “Interested” Trustee as defined in the 1940 Act, because he is an officer of the Trust and Chief Executive Officer of the Funds’ investment adviser.

The Trustees were paid $15,500 for the six months ended April 30, 2015.

EPIPHANY FUNDS

ADDITIONAL INFORMATION

APRIL 30, 2015 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (800) 320-2185 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on July 31 and January 31. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-800-320-2185.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 1-800-320-2185.

INVESTMENT ADVISER

Trinity Fiduciary Partners LLC

106 Decker Court, Suite 225

Irving, TX  75062

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA  19001

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH  45202

CUSTODIAN

The Huntington National Bank, NA

41 South High Street

Columbus, OH  43216

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

This report is intended only for the information of shareholders or those who have received a Fund’s prospectus which contains information about the Fund’s management fees and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Epiphany Funds

By /s/ Samuel J. Saladino, III

      Samuel J. Saladino, III

      President

Date: July 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By /s/ Samuel J. Saladino, III

      Samuel J. Saladino, III

      President

Date: July 6, 2015

By /s/Nancy P. Benson

      Nancy P. Benson

      Treasurer

Date: July 6, 2015